BCM DECATHLON MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Value
	EXCHANGE-TRADED FUNDS - 98.2%
	EQUITY - 31.5%
6,188	iShares Global 100 ETF	$ 470,597
2,732	iShares Russell 1000 Value ETF	453,457
2,976	Technology Select Sector SPDR Fund	472,976
		1,397,030
	FIXED INCOME - 57.0%
3,057	iShares 10-20 Year Treasury Bond ETF	411,503
3,725	iShares Government/Credit Bond ETF	422,601
18,511	Nuveen Enhanced Yield US Aggregate Bond ETF	425,002
15,218	SPDR Portfolio Aggregate Bond ETF	422,908
13,919	SPDR Portfolio TIPS ETF	421,189
6,666	Vanguard Intermediate-Term Treasury ETF	419,358
		2,522,561
	SPECIALTY - 9.7%
16,278	WisdomTree Bloomberg U.S. Dollar Bullish Fund (a)	430,879

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,495,677)	4,350,470

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
75,500	First American Government Obligations Fund, Class X, 0.18% (b)	75,500
	TOTAL SHORT-TERM INVESTMENT (Cost $75,500)	75,500

	TOTAL INVESTMENTS - 99.9% (Cost $4,571,177)	$ 4,425,970
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	3,324
	NET ASSETS - 100.0%	$ 4,429,294

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2022.